Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Ordinary shares, shares authorized	2,500,000,000	2,500,000,000
Ordinary shares, shares issued	45,729,684	45,623,434
Ordinary shares, shares outstanding	45,729,684	45,623,434